Note 54 Pension systems executive directors (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Executive directors [Line Items]
Executive directors retirement	[1]	€ 456	€ 458
Executive directors death and disability	[1]	472	552
Executive directors funds accumulated		26,893	24,759
Board of Directors Chairman [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	456	458
Executive directors death and disability	[1]	252	322
Executive directors funds accumulated		26,893	24,759
Chief Executive Officer [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	0	0
Executive directors death and disability	[1]	221	230
Executive directors funds accumulated		€ 0	€ 0

[1]	(1) Contributions recognized to meet the pension commitments with the executive directors in financial years 2024 and 2023. In the case of the Chair, these relate to the sum of the annual retirement pension contribution and the adjustment made to the “discretionary pension benefits” for the financial years 2023 and 2022, the contribution of which to the accumulated fund was to be made in the financial years 2024 and 2023, respectively, as well as to the premiums for the death and disability contingencies. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2024 and 2023 to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.